Information on remuneration - Accumulated annual pension entitlements and pension-related costs (Detail) - Board of management	Dec. 31, 2024 EUR (€)
Information on remuneration [Line Items]
Total pension related costs	€ 568,109
R. Jakobs
Information on remuneration [Line Items]
Age as of December 31, 2024	50
Accumulated annual pension as of December 31, 2024	€ 60,886
Total pension related costs	€ 307,143
C. Hanneman
Information on remuneration [Line Items]
Age as of December 31, 2024	46
Accumulated annual pension as of December 31, 2024	€ 1,298
Total pension related costs	€ 100,072
M.J. van Ginneken
Information on remuneration [Line Items]
Age as of December 31, 2024	51
Accumulated annual pension as of December 31, 2024	€ 58,167
Total pension related costs	€ 160,894